Commitments and Contingencies (Table) (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Contractual Obligation Fiscal Year Maturity [Abstract]
2020	$ 2,178
2021	4,525
2022	6,629
2023	6,577
2024	6,496
2025 and thereafter	36,571
Total	$ 62,976